SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,792,819	$ 1,881,401	$ 2,249,834
Selling, general and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,544,078	1,743,768	2,018,817
Research and development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	12,310	60,987	175,242
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 236,431	$ 76,646	$ 55,775